Stock-based Compensation - Summary of Weighted-average Assumptions (Details) - Service-based Stock Options	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	4 years 8 months 12 days	5 years 10 months 24 days	4 years 1 month 6 days
Expected volatility	45.00%	36.50%	40.92%
Risk-free interest rate	1.34%	1.34%	1.51%
Expected dividend yield	0.00%	0.00%	0.00%